Accounts Receivable, Net (Details) - Schedule of Accounts Receivable and Allowance for Credit Losses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivables gross	$ 4,150,433	$ 6,878,035
Allowances for credit losses	(312,000)	(608,188)
Accounts receivables net	$ 3,838,433	$ 6,269,847